Cover	Apr. 29, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 29, 2025
Entity File Number	001-41984
Entity Registrant Name	Black Hawk Acquisition Corporation
Entity Central Index Key	0002000775
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Blackhawk Plaza Circle
Entity Address, Address Line Two	Suite 166
Entity Address, City or Town	Danville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94506
City Area Code	952
Local Phone Number	217-4482
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one ordinary share and one right
Title of 12(b) Security	Units, each consisting of one ordinary share, $0.0001 par value, and one-fifth (1/5) of one right entitling the holder thereof to receive one
Trading Symbol	BKHAU
Security Exchange Name	NASDAQ
Ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Ordinary shares, par value $0.0001 per share
Trading Symbol	BKHA
Security Exchange Name	NASDAQ
Rights, each right entitling the holder to receive one-fifth of one ordinary share
Title of 12(b) Security	Rights, each right entitling the holder to receive one Class A ordinary share upon the consummation of our initial business combination
Trading Symbol	BKHAR
Security Exchange Name	NASDAQ